Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Tremblant Global ETF
Shareholder Report [Line Items]
Fund Name	Tremblant Global ETF
Class Name	Tremblant Global ETF
Trading Symbol	TOGA
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tremblant Global ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tremblantetf.com/. You can also request this information by contacting us at 212-303-7358.
Additional Information Phone Number	212-303-7358
Additional Information Website	https://www.tremblantetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tremblant Global ETF	$12*	0.69%
[1]
Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.69%
Updated Performance Information Location [Text Block]	Visit https://www.tremblantetf.com/ for more recent performance information.
Net Assets	$ 102,351,539
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$102,351,539
Number of Holdings	40
Portfolio Turnover	7%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	25.3%
Communication Services	23.6%
Financials	12.9%
Information Technology	12.6%
Industrials	10.3%
Consumer Staples	8.5%
Materials	5.6%
Cash & Other	1.2%

Top 10 Issuers	(%)
TKO Group Holdings, Inc.	5.1%
Spotify Technology SA	5.0%
Grab Holdings Ltd.	4.9%
Uber Technologies, Inc.	4.3%
Wyndham Hotels & Resorts, Inc.	4.3%
DraftKings, Inc.	3.6%
Q2 Holdings, Inc.	3.5%
DoorDash, Inc.	3.4%
Amazon.com, Inc.	3.2%
Air Products and Chemicals, Inc.	3.1%

Updated Prospectus Web Address	https://www.tremblantetf.com/

[1]
*	Amount shown reflects expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operations for the full period.